Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	104 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Without Sales Load [Member] | C000131942
Average Annual Return [Line Items]
Average Annual Return, Percent	23.70%	8.82%		12.18%
Without Sales Load [Member] | C000190555
Average Annual Return [Line Items]
Average Annual Return, Percent	24.08%	9.18%	11.98%
MSCI All Country World Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	22.34%	11.19%		11.72%
MSCI All Country World Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	22.34%	11.19%	11.55%
MSCI All Country World Index Industrials Plus Automobiles and Auto Components Net
Average Annual Return [Line Items]
Average Annual Return, Percent	23.38%	10.95%		11.09%
MSCI All Country World Index Industrials Plus Automobiles and Auto Components Net
Average Annual Return [Line Items]
Average Annual Return, Percent	23.38%	10.95%	10.65%